Related Parties and Related Commitments and Contingencies - Schedule of Variable Interest Entity Maximum Loss Exposure (Details) - Related Party $ in Millions, ¥ in Billions	Dec. 27, 2024 USD ($)	Dec. 27, 2024 JPY (¥)	Jun. 28, 2024 USD ($)	Jun. 28, 2024 JPY (¥)
Guarantor Obligations [Line Items]
Maximum estimable loss exposure	$ 3,607
Operating lease guarantees	1,343	¥ 212	$ 1,299	¥ 208
Inventory and prepayments	1,393
The Flash Business of Western Digital Corporation [Member]
Guarantor Obligations [Line Items]
Maximum estimable loss exposure			3,369
Operating lease guarantees			1,299
Inventory and prepayments			1,069
Notes receivable
Guarantor Obligations [Line Items]
Maximum estimable loss exposure	583
Notes receivable | The Flash Business of Western Digital Corporation [Member]
Guarantor Obligations [Line Items]
Maximum estimable loss exposure			491
Equity investments
Guarantor Obligations [Line Items]
Maximum estimable loss exposure	$ 288
Equity investments | The Flash Business of Western Digital Corporation [Member]
Guarantor Obligations [Line Items]
Maximum estimable loss exposure			$ 510